ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Jun. 30, 2025
Asset Retirement Obligation
SCHEDULE OF CHANGES IN ASSET RETIREMENT OBLIGATION

Changes in asset retirement obligation for the years ended June 30, 2024 and 2025, are as follows:

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Balance at the beginning of the year	15,779	16,281	113
Addition	359	—	—
Accretion	143	3	—	*
Retirement (a)	—	(15,898)	(110)
Balance at the end of the year	16,281	386	3

*	Less than US$1,000

Note:

(a)	During the year ended June 30, 2025, the Company closed its restaurant in Wakayama and executed an early termination of the underlying lease agreement upon mutual agreement with landlord. The Company has fully settled its restoration obligation of JPY15,898 thousand by i) offsetting the amount against the deposits held by the landlord of JPY12,851 thousand and ii) settling the residual amount of JPY3,047 thousand in cash in December 2024. No gain or loss has been recognized.